Income Tax Expense - Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	€ 1,653	€ 1,975
Net deferred tax assets	1,653	1,665
Deferred tax liabilities	€ (998)	(996)
Deferred tax liabilities compensated [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities compensated		€ (310)